LEASE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2021
Lease liabilities [abstract]
Disclosure of changes in lease obligations [Table Text Block]
	2021	2020
	$	$
Opening balance	-	-
Additions - Phyto BrandCo acquisition	34,665	-
Interest	846	-
Repayments	(3,356)	-
Closing balance	32,155	-
Less: current portion	10,688	-
Long-term portion	21,467	-